Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2023	Mar. 31, 2022
Common stock subject to possible redemption, shares	830,210	12,650,000
Common stock subject to possible redemption, price per share	$ 10.90	$ 10.10
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	3,783,200	620,700
Common stock, shares outstanding	3,783,200	620,700
Common stock shares subject to possible redemption	830,210	12,650,000
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	0	3,162,500
Common stock, shares outstanding	0	3,162,500